CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Share	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	PRC Statutory Reserves	Retained Earnings	Non-controlling Interests	Total
Beginning balance, shares at Dec. 31, 2017	2,229,609
Beginning balance, amount at Dec. 31, 2017	$ 123	$ 9,551	$ (786)	$ 918	$ 352	$ 5,811	$ 1,138	$ 17,107
Net income / (loss)						88	(149)	(61)
Foreign currency translation adjustments, net of tax				(25)			(33)	(58)
Appropriation of reserves					(36)	36		0
Dividend paid						(1,443)		(1,443)
Stock-based compensation expense								0
Ending balance, shares at Dec. 31, 2018	2,229,609
Ending balance, amount at Dec. 31, 2018	$ 123	9,551	(786)	893	316	4,492	956	15,545
Net income / (loss)						(146)	(64)	(210)
Foreign currency translation adjustments, net of tax				6			(14)	(8)
Dividend paid								0
Bonus shares issued	1,030,950
Stock-based compensation expense		10						10
Ending balance, shares at Dec. 31, 2019	3,260,559
Ending balance, amount at Dec. 31, 2019	$ 123	9,561	(786)	899	316	4,346	878	15,337
Net income / (loss)						769	(367)	402
Foreign currency translation adjustments, net of tax				(48)			17	(31)
Dividend paid						(1,299)		(1,299)
Stock-based compensation expense		54						54
Ending balance, shares at Dec. 31, 2020	3,260,559
Ending balance, amount at Dec. 31, 2020	$ 123	$ 9,615	$ (786)	$ 851	$ 316	$ 3,816	$ 528	$ 14,463